Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
The 2013 Equity and Incentive Compensation Plan (the "2013 Plan") authorizes the issuance of up to 6,800,000 shares of the Company's common stock for use in paying incentive compensation awards in the form of stock options or other equity awards such as restricted stock, restricted stock units ("RSUs"), stock appreciation rights ("SARs"), or performance share units ("PSUs"). Of the 6,800,000 shares authorized, a maximum of 3,400,000 shares may be issued for awards other than option rights or SARs, as defined in the 2013 Plan. The 1995 Non-Employee Directors' Stock Plan (the "1995 Plan") authorizes the issuance of up to 600,000 shares of the Company's common stock for equity awards. Both plans have been approved by the Company's stockholders. At December 31, 2014, there were 5,616,343 shares available for granting equity awards under the 2013 Plan, of which 3,013,373 shares were available for awards other than option rights or SARs. At December 31, 2014, there were 107,063 shares available for granting equity awards under the 1995 Plan.
Restricted Stock Units
The Company's Board approves the granting of performance-based RSUs as the long-term equity component of director, officer and certain key employee compensation. The RSUs require no payment from the recipient and compensation cost is measured based on the market price of the Company's common stock on the grant date and is generally recorded over the vesting period. The vesting period for RSUs granted to non-employee directors is one year, and each RSU is exchanged for an equal number of shares of the Company's common stock following the termination of the participant's service as a director. RSUs granted to officers and certain key employees in 2012, and prior, either vest on a pro rata basis over a three-year period or upon obtainment of the specified retirement age of 62. RSUs granted to officers and certain key employees in 2013, either "cliff" vest at the end of three years or upon obtainment of the specified retirement age of 62. RSUs granted to officers and certain key employees in 2014, either "cliff" vest at the end of three years, upon obtainment of the specified retirement age of 62 or upon meeting certain years of service criteria. Upon vesting, each RSU is exchanged for an equal number of shares of the Company's common stock. RSUs do not have an option for cash payment.
The following table summarizes RSUs issued and the compensation expense recorded for the years ended December 31, 2014, 2013 and 2012:

	RSUs	Weighted Average Fair Value	Expense
(Dollars in thousands, except per unit)			2014	2013	2012
Directors:
2011	20,192	$34.79	$—	$—	$234
2012	30,618	$21.44	—	255	402
2013	46,287	$20.60	318	636	—
2014	36,840	$24.80	602	—	—
Employees:
2009	121,625	$25.98	—	—	43
2010	26,000	$23.78	—	—	21
2011	17,250	$23.55	3	69	195
2012	141,486	$18.75	151	383	525
2013	170,582	$20.63	325	633	—
2014	190,832	$25.21	1,114	—	—
Total			$2,513	$1,976	$1,420
Restricted stock unit activity for the years ended December 31, 2014, 2013 and 2012 was as follows:

	RSUs
	Number of Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2012	62,641	$25.39
Granted	172,104	$19.23
Vested	(67,861)	$24.86
Forfeited	(25,411)	$20.35
Non-vested at December 31, 2012	141,473	$19.19
Granted	216,869	$20.62
Vested	(69,955)	$20.54
Forfeited	(74,546)	$22.61
Non-vested at December 31, 2013	213,841	$19.95
Granted	227,672	$25.14
Vested	(52,041)	$23.58
Forfeited	(84,956)	$20.92
Non-vested at December 31, 2014	304,516	$22.94

At December 31, 2014, the total unrecognized compensation cost related to non-vested RSUs was $4.0 million, which will be recognized over a weighted-average period of 2.1 years.
There was no change in excess tax benefits from RSUs recognized in 2014 and 2012. There was a $0.1 million increase of excess tax benefits in 2013.
Stock Appreciation Rights
The Company may grant SARs to officers and certain key employees under the 2013 Plan.  The SARs generally vest on a pro-rata basis from one to five years from the grant date or upon certain retirement age and years of service criteria, and expire no later than ten years after the grant date, and the specified retirement age is 62.  The exercise price of the SARs is the fair value on the grant date.  Upon exercise, shares of Company's common stock are issued based on the increase in the fair value of the Company's common stock over the exercise price of the SAR.  SARs do not have an option for cash payment.

During 2012, the Company issued SARs covering 318,452 shares in March, 345,502 shares in May and 43,058 shares in September under the 1995 Executive Incentive Compensation Plan to officers and key executive employees. During 2013, the Company issued SARs covering 903,814 shares in May, 5,018 shares in June and 15,000 shares in November under the 2013 Plan. During 2014, the Company issued SARs covering 51,900 shares in April, 255,090 shares in May, 31,405 shares in July, 84,290 shares in August, 15,808 shares in September and 12,401 shares in November under the 2013 Plan.
The fair value of each SAR grant was estimated on the grant date using a Black-Scholes pricing model with the following assumptions:

	SARs Issued
	Risk-free Interest rate	Dividend Yield	Expected Life (Years)	Volatility	SAR Grant Price	Fair Value of SAR
March 2012 Grant	1.56%	3.50%	6.5	43.9%	$23.73	$6.10
May 2012 Grant	1.18%	4.20%	6.5	44.0%	$19.65	$4.77
September 2012 Grant	1.00%	3.80%	6.5	44.3%	$21.37	$6.20
May 2013 Grant	1.17%	3.61%	6.5	44.1%	$22.70	$6.86
June 2013 Grant	1.41%	3.56%	6.5	44.1%	$23.03	$7.07
November 2013 Grant	1.91%	3.13%	6.5	43.8%	$26.22	$8.60
April 2014 Grant	1.98%	3.53%	6.0	44.3%	$23.25	$7.25
May 2014 Grant (1st)	1.90%	3.16%	6.0	43.2%	$25.93	$8.16
May 2014 Grant (2nd)	1.82%	3.05%	6.0	42.8%	$26.92	$8.47
July 2014 Grant	2.00%	3.24%	6.0	41.2%	$25.27	$7.55
August 2014 Grant	1.92%	3.27%	6.0	41.2%	$25.11	$7.46
September 2014 Grant	2.03%	3.50%	6.0	40.6%	$23.43	$6.72
November 2014 Grant	1.78%	4.00%	6.0	38.6%	$20.48	$5.17

SARs activity for the years ended December 31, 2014, 2013 and 2012 was as follows:

	SARs
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions) (a)
Outstanding, January 1, 2012	—	$—	$—
Granted	707,012	$21.23
Forfeited/Expired	(181,725)	$21.23
Outstanding, December 31, 2012	525,287	$21.23	$1.2
Granted	923,832	$22.76
Exercised	(11,037)	$19.65
Forfeited/Expired	(476,624)	$22.28
Outstanding, December 31, 2013	961,458	$22.20	$5.6
Granted	450,894	$25.20
Exercised	(52,667)	$20.21
Forfeited/Expired	(406,637)	$22.65
Outstanding, December 31, 2014	953,048	$23.53	$—

(a) Intrinsic value is defined as the difference between the current market value and the exercise price, for those SARs where the market price exceeds the exercise price.
The total intrinsic value of SARs exercised during 2014 and 2013 was $0.2 million and $0.1 million. No SARs were exercised in 2012.
The following table summarizes information concerning outstanding and exercisable SARs at December 31, 2014:

	SARs Outstanding				SARs Exercisable
Range of exercisable prices	Vested	Non-vested	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Life in Years	Number Exercisable	Weighted-Average Exercise Price per Share
$19.65 - $23.43	147,540	381,180	$22.11	8.3	147,540	$21.61
$23.73 - $26.92	59,098	365,230	$25.31	9.0	59,098	$24.04
	206,638	746,410	$23.53	8.6	206,638	$22.30

At December 31, 2014, outstanding SARs, substantially all of which are expected to vest, have a weighted-average remaining contractual life of 8.6 years and no intrinsic value as the exercise price for all SARs exceeds the current market value. Vested and currently exercisable SARs have a weighted-average remaining contractual life of 7.8 years and no aggregate intrinsic value.
At December 31, 2014, total unrecognized compensation expense related to non-vested SARs was $3.8 million, which is expected to be recognized over a weighted average period of 2.7 years.
Weighted-average grant date fair value of non-vested SARs for the years ended December 31, 2014 and 2013 was as follows:

	SARs
	Number of Shares	Weighted-Average Grant Date Fair Value
Non-vested shares, January 1, 2013	525,287	$21.23
Granted	923,832	$22.76
Vested	(121,953)	$21.65
Exercised	(11,037)	$19.65
Forfeited	(476,624)	$22.28
Non-vested shares, December 31, 2013	839,505	$22.27
Granted	450,894	$25.20
Vested	(84,685)	$23.23
Exercised	(52,667)	$20.21
Forfeited	(406,637)	$22.65
Non-vested shares, December 31, 2014	746,410	$23.87

Performance Stock Units
Beginning in 2014, the Company granted PSUs to officers and certain key employees that may be earned based on the Company's total shareholder return over the three-year performance period beginning January 1, 2014 (the "performance period"). PSUs are paid out at the end of the performance period based on the Company’s performance which is measured by determining the percentile rank of the total shareholder return of the Company's common stock in relation to the total shareholder return of the S&P Midcap 400 Industrial Group during the performance period. The payment of PSUs following the performance period will be based in accordance with the scale set forth in the PSU agreements and may range from 0% to 200% of the initial grant. During the year ended December 31, 2014, the Company granted 15,700 shares in April, 82,526 shares in May, 11,487 shares in July, 26,550 shares in August, 4,980 shares in September and 3,906 shares in November under the 2013 Plan.
The fair value of PSUs granted was estimated on the grant date using a Monte Carlo pricing model with the following assumptions:

	PSUs Issued
	Risk-free Interest rate	Dividend Yield	Expected Life (Years)	Volatility	Fair Value of PSU
April 2014 Grant	0.75%	—%	2.73	34.3%	$18.00
May 2014 Grant (1st)	0.70%	—%	2.65	31.8%	$25.26
May 2014 Grant (2nd)	0.63%	—%	2.61	30.1%	$27.53
July 2014 Grant	0.74%	—%	2.42	26.9%	$22.31
August 2014 Grant	0.67%	—%	2.42	26.9%	$21.86
September 2014 Grant	0.72%	—%	2.29	25.7%	$15.26
November 2014 Grant	0.55%	—%	2.10	26.3%	$7.42

Total compensation expense related to PSUs was $0.9 million for the year ended December 31, 2014. At December 31, 2014, total unrecognized compensation expense related to non-vested PSUs was $2.0 million, which is expected to be recognized over a weighted average period of 2.0 years.

A summary of the Company's non-vested PSU activity during the year ending December 31, 2014 is presented in the following table:

	PSUs
	Number of Shares	Weighted-Average Grant Date Fair Value
Non-vested shares, December 31, 2013	—	$—
Granted	145,149	$22.82
Vested	(1,784)	$27.53
Forfeited	(9,796)	$25.26
Non-vested shares, December 31, 2014	133,569	$22.58

Stock Options
The Company may grant incentive stock options and nonqualified stock options to officers, certain key employees and non-employee directors under the plans noted above. The stock options would generally vest three years from the grant date, which is the date the Board approved the grants, and expire no later than seven years after the grant date. The exercise price of the stock option would be fair value on the grant date. Upon exercise, a new share of Company common stock is issued for each stock option.
Stock option activity for the years ended December 31, 2014, 2013 and 2012 was as follows:

	Stock Options
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)(a)
Outstanding, January 1, 2012	661,840	$30.22	$0.2
Exercised	(38,900)	$18.23	—
Forfeited/Expired	(294,940)	$31.29	$—
Outstanding, December 31, 2012	328,000	$30.67	$0.2
Exercised	(20,000)	$16.96	$—
Forfeited/Expired	(79,000)	$31.00	$—
Outstanding, December 31, 2013	229,000	$31.75	$—
Forfeited/Expired	(107,500)	$31.75	$—
Outstanding, December 31, 2014	121,500	$31.75	$—

(a)	Intrinsic value is defined as the difference between the current market value and the exercise price, for those options where the market price exceeds the exercise price.
Compensation expense related to stock options totaled less than $0.1 million in both 2014 and 2012. Compensation expense related to stock options was $0.2 million in 2013.
At December 31, 2014, there was no unrecognized compensation expense related to non-vested stock options.
There were no stock options exercised and no net cash proceeds from the exercise of stock options in 2014. Net cash proceeds from the exercise of stock options totaled $0.4 million and $0.7 million in 2013 and 2012, respectively. The total intrinsic value of options exercised during both 2013 and 2012 was $0.1 million.
The following table summarizes information concerning outstanding and exercisable options at December 31, 2014:

	Stock Options Outstanding				Stock Options Exercisable
Range of Exercisable Prices	Vested	Non-vested	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Weighted Average Exercise Price Per Share
$31.75 - $31.75	121,500	—	$31.75	3.1	121,500	$31.75

Weighted-average grant-date fair value of non-vested stock options during the year ended December 31, 2014 was as follows:

	Stock Options
	Shares Under Option	Weighted Average Grant-Date Fair Value
Outstanding, January 1, 2014	149,000	$10.90
Vested	(121,500)	10.90
Forfeited	(27,500)	10.90
Outstanding, December 31, 2014	—	$10.90

Other Stock Grants
During 2014, the Company issued 27,672 common shares to the Interim Chief Executive Officer as part of his compensation agreement. These shares vested immediately and were not subject to any holding period restrictions. The fair value of these other stock grants were based on the market price of the Company's stock at the grant date. Expense recognized in 2014 for these other stock grants totaled $0.7 million.
In addition, 55,919 common shares were issued to other officers and key employees to settle previous fully-vested liability-based long-term incentive award programs.